Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Estimated Useful Lives and Residual Value of Property and Equipment
Plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Residual value
Mold and tooling	2-5 years	0%
Office equipment	5 years	5%
Machinery and electronic equipment	3-10 years	5%
Transportation equipment	4 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%

Summary of Amortization of Intangible Assets with Finite Lives
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Category	Estimated useful life
Software	3-5 years
Patents and trademarks	5 years

Summary of Revenue by Customer Incorporation Location
The following table presents revenue by customer incorporation location for the years ended December 31, 2020, 2021 and 2022, respectively:

	For the year ended December 31,
	2020		2021		2022
	RMB	%	RMB	%	RMB	US$	%
PRC	164,153	91%	49,683	87%	33,975	4,926	77%
West Asia	2,124	1%	—	—	4,630	671	10%
Europe	2,388	1%	2,199	4%	2,638	382	6%
East Asia	4,550	3%	4,404	8%	798	116	2%
Other	6,878	4%	521	1%	2,276	330	5%

Total net revenues	180,093	100%	56,807	100%	44,317	6,425	100%

Summary of Operating Lease Liabilities
A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	Office and production facilities rental
	RMB	US$
2023	5,632	817
2024	4,290	622
2025	4,982	721
2026	6,448	935
2027	6,817	988
2028 and thereafter	88,136	12,779

Minimum lease payments	116,305	16,862

Less: imputed interest	(40,872)	(5,926)

Present value of lease liabilities	75,433	10,936
Less: Current portion	(5,520)	(800)

Non-current portion of lease liabilities	69,913	10,136

Summary of Future Minimum Lease Payments
As of December 31, 2021, future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year consisted of the following:

Office and production facilities rental
RMB
2022	11,530
2023	5,926
2024	791
2025	1,252
2026	2,635
2027 and thereafter	4,612

Total	26,746